December 6, 2004


                                 Deutsche Investment Management Americas Inc.
                                 Two International Place
                                 Boston, MA  02110


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Scudder YieldWise Funds (the "Fund") (Reg. Nos. 333-21187, 811-8047)


Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 13 to the Fund's Registration Statement on Form N-1A (the "Amendment") do not differ from those contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 1, 2004.

         Any comments or questions on this filing should be directed to the undersigned at 410-895-3288.


                                                     Very truly yours,

                                                     /s/ Fran Pollack-Matz
                                                     Fran Pollack-Matz, Esq.
                                                     Deutsche Asset Management


cc: David Sturms, Esq., Vedder, Price, Kaufman & Kammholz, P.C. Byron D. Hittle, Esq., Vedder, Price, Kaufman & Kammholz, P.C.